Operating Expenses	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Operating Expenses

20 Operating expenses

The nature of the Company’s operating expenses from continuing operations include the following:

	Years ended December 31,
	2019	2018	2017
	$	$	$
Key management personnel compensation(1)
Salaries and short-term employee benefits	1,705	2,388	2,081
Consultants fees	194	62	—
Termination benefits	503	356	—
Post-employment benefits	257	147	59
Share-based compensation costs	784	462	87
	3,443	3,415	2,227
Other employees compensation:
Salaries and short-term employee benefits	1,257	1,325	3,584
Termination benefits	—	—	1,806
Post-employment benefits	78	275	441
Share-based compensation costs	9	108	95
	1,344	1,708	5,926
Cost of inventory used and services provided	309	2,104	—
Write down of inventory	101	—	—
Professional fees	2,599	6,421	7,153
Insurance	890	1,303	949
Third-party R&D	322	498	3,758
Consulting fees	144	—	—
Restructuring costs	507	—	—
Contracted sales force	—	256	22
Travel	154	256	831
Marketing services	18	176	698
Laboratory supplies	23	139	2
Other goods and services	137	342	162
Leasing costs, net of sublease receipts of $214 in 2019, $121 in 2018(2) and $359 in 2017(2)	247	344	2,247
Impairment of prepaid asset	169	—	—
Depreciation and amortization of property, equipment and intangibles	37	60	138
Depreciation - right to use assets	278	—	—
Impairment losses	22	—	(44)
Operating foreign exchange losses (gains)	30	17	(72)
	5,987	9,812	15,844
	10,774	17,039	23,997

(1) Key management includes the Company’s executive management team and directors.

(2) Leasing costs also include changes in the onerous lease provision in 2018 and 2017 (note 16) other than those costs attributable to the unwinding of the discount.

Most of the employment agreements entered into between the Company and its executive officers include termination provisions, whereby the executive officers would be entitled to receive benefits that would be payable if the Company were to terminate the executive officers’ employment without cause or if their employment is terminated following a change of control. Separation benefits generally are calculated based on an agreed-upon multiple of applicable base salary and incentive compensation and, in certain cases, other benefit amounts.